UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03416

THE CALVERT FUND (Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 (Address of principal executive offices) (Zip Code)

Deidre E. Walsh, Esq., Two International Place, Boston, MA 02110 (Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 202-238-2200

DATE OF FISCAL YEAR END: 9/30

DATE OF REPORTING PERIOD: 07/01/2020 - 06/30/2021

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03416

Reporting Period: 07/01/2020 - 06/30/2021

The Calvert Fund

========== Calvert Core Bond Fund (formerly Calvert Long-Term Income Fund) ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Calvert High Yield Bond Fund =========================

CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker: CCO Security ID: 18453H106
Meeting Date: MAY 05, 2021 Meeting Type: Annual
Record Date: MAR 09, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1.1 Elect Director C. William Eccleshare For For Management
1.2 Elect Director Lisa Hammitt For Withhold Management
1.3 Elect Director Mary Teresa Rainey For Withhold Management
2 Advisory Vote to Ratify Named For For Management
Executive Officers' Compensation
3 Amend Omnibus Stock Plan For Against Management
4 Ratify Ernst & Young LLP as Auditors For Against Management

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IHEARTMEDIA, INC.

Ticker: IHRT Security ID: 45174J509
Meeting Date: APR 21, 2021 Meeting Type: Annual
Record Date: MAR 01, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1.1 Elect Director Richard J. Bressler For For Management
1.2 Elect Director Kamakshi For Withhold Management
Sivaramakrishnan
2 Ratify Ernst & Young LLP as Auditors For For Management
3 Advisory Vote to Ratify Named For Against Management
Executive Officers' Compensation
4 Approve Omnibus Stock Plan For Against Management

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NEXTERA ENERGY PARTNERS, LP

Ticker: NEP Security ID: 65341B106
Meeting Date: APR 20, 2021 Meeting Type: Annual
Record Date: FEB 24, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1a Elect Director Susan D. Austin For Against Management
1b Elect Director Robert J. Byrne For Against Management
1c Elect Director Peter H. Kind For Against Management
1d Elect Director James L. Robo For Against Management
2 Ratify Deloitte & Touche LLP as For For Management
Auditors
3 Advisory Vote to Ratify Named For Against Management
Executive Officers' Compensation

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THE AZEK COMPANY INC.

Ticker: AZEK Security ID: 05478C105
Meeting Date: MAY 18, 2021 Meeting Type: Annual
Record Date: MAR 25, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1.1 Elect Director Sallie B. Bailey For Withhold Management
1.2 Elect Director Ashfaq Qadri For Withhold Management
2 Ratify PricewaterhouseCoopers LLP as For For Management
Auditors

============================= Calvert Income Fund ==============================

NEXTERA ENERGY PARTNERS, LP

Ticker: NEP Security ID: 65341B106
Meeting Date: APR 20, 2021 Meeting Type: Annual
Record Date: FEB 24, 2021

# Proposal Mgt Rec Vote Cast Sponsor
1a Elect Director Susan D. Austin For Against Management
1b Elect Director Robert J. Byrne For Against Management
1c Elect Director Peter H. Kind For Against Management
1d Elect Director James L. Robo For Against Management
2 Ratify Deloitte & Touche LLP as For For Management
Auditors
3 Advisory Vote to Ratify Named For Against Management
Executive Officers' Compensation

====================== Calvert Short Duration Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Calvert Ultra-Short Duration Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Calvert Fund

By (Signature)	/s/ John H. Streur
Name	John H. Streur
Title	President – Principal Executive Officer
Date	08/26/2021